30. EMPLOYEE BENEFITS (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Liabilities	R$ 758,426	R$ 912,184
Assets	13,819	13,714
Benefits of Pension Plans [member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	3,645,822	3,581,460	R$ 3,087,433	R$ 3,077,849
Fair value of plan assets	(3,766,194)	(3,894,488)	(3,403,906)
Deficit(Surplus)	(120,372)	(313,028)	(316,473)
Restriction to actuarial assets due to recovery limitation	186,099	319,102	224,561
Liabilities (Assets), net	65,727	6,074	(91,912)
Liabilities	79,546	19,788	7,982
Assets	(13,819)	(13,714)	(99,894)
Net (assets) recognized in the balance sheet	R$ 65,727	R$ 6,074	R$ (91,912)